Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Details of Government grants [Line Items]
Net other income	€ 1,185	€ 374
Government grants receivables	594		€ 607
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	618		743
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	376		431
Agencia Estatal de Investigacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	56		65
Ministerio de Industria Comercio y Turismo [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	3,123		3,864
European Climate, Infrastructure and Environment Executive Agency (CINEA) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	274		320
California Energy Comission [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	302		512
Camara De Comercio [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	97		102
Agencia de Residuos de Cataluna [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 63		€ 62